Stockholders' Equity (Details 2) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock			$ 2.00	$ 0.80	$ 0.03
Risk free interest rate				1.40%	0.60%
Dividend yield			0.00%	0.00%	0.00%
Volatility					82.00%
Volatility, minimum			76.00%	73.00%
Volatility, maximum			77.00%	80.00%
Expected term (in years)			6 years 3 months		5 years 9 months
Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			1.60%
Expected term (in years)				10 years
Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			1.50%
Expected term (in years)				5 years 9 months
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock			$ 2.00		$ 0.30
Risk free interest rate	1.80%	1.40%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	73.00%	80.00%
Volatility, minimum			75.00%	73.00%	82.00%
Volatility, maximum			76.00%	83.00%	83.00%
Expected term (in years)	6 years 3 months	6 years 3 months			5 years
Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock				1.50
Expected term (in years)			7 years	7 years
Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock				0.80
Expected term (in years)			4 years	4 years